Other Operating Expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Operating Expenses
18. Other Operating Expenses

	Year Ended December 31,
($000s)	2021	2020	2019
Sales and marketing activities	$1,287	$764	$850
Legal, audit, accounting and other services	2,332	2,906	1,618
IT expenses	2,047	1,621	1,367
Travel expenses	132	125	635
Other operating expenses	1,449	520	170

Total other operating expenses	$7,347	$5,936	$4,641

Auditor renumeration
The following table sets out the aggregate fees related to professional services rendered by the Company’s independent
auditor, Ernst & Young AS (“EY”), for the calendar years 2021, 2020, and 2019:

	Year Ended December 31,
($000s)	2021	2020	2019
Audit services	$352	$235	$468
Audit-related services	22	8	8
Tax services	7	—	8
Other services	24	12	5

	$405	$255	$489

Audit services
represents the fees for the audit that must be performed by EY in order to issue an opinion on the Company’s consolidated financial statements and to issue reports on the Company’s statutory financial statements. The definition also includes fees for certain other audit services, which are services only the designated independent auditor reasonably can provide, such as the auditing of non-recurring
transactions, the application of new accounting policies, and limited reviews of quarterly financial results.
Audit-related services
 represents fees for other assurance and related services provided by EY, but not limited to those that only reasonably can be provided by EY, which are reasonably related to the performance of the audit.
Tax services
and
Other services
represent fees, approved by the Company’s Audit Committee, for services not related to the audit provided by EY, pursuant to the provisions of the Sarbanes-Oxley Act.